Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Sep. 15, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Related Party Transactions (Details) [Line Items]
Equity investment received		$ 1,100
Share based compensation arrangement by share based payment, granted (in Shares)		4,758,115
Grant date fair value (in Dollars per share)		$ 8.75
Director and current interim CEO RSU [Member]
Related Party Transactions (Details) [Line Items]
Share based compensation arrangement by share based payment, granted (in Shares)		1,200,000
Grant date fair value (in Dollars per share)		$ 4.56
Director [Member]
Related Party Transactions (Details) [Line Items]
Due to related party				$ 9,600
Investor [Member]
Related Party Transactions (Details) [Line Items]
Equity investment received	$ 1,000	$ 1,000
Shares issued in exchange of pre merger shares (in Shares)	133,333	133,133